INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS

12. INTANGIBLE ASSETS

Gross carrying amount, accumulated amortization and net book value of the intangible assets as of December 31, 2011, 2012 and 2013 are as follows:

	December 31, 2012	December 31, 2013	December 31, 2013
	RMB	RMB	US$
			(Note 3)
Acquired game licenses	154,640,722	155,465,964	25,681,148
Acquired game development cost	12,285,000	12,285,000	2,029,337
Less: Accumulated amortization	(10,119,873)	(33,135,638)	(5,473,617)
Impairment provision	(569,138)	(4,394,381)	(725,900)
Translation difference	(1,186,900)	(1,577,121)	(260,522)

Net book value of intangible assets subject to amortization	155,049,811	128,643,824	21,250,446

In 2012 and 2013, RMB39.0 million and nil acquired game licenses were expired, respectively, and were written off from the cost basis and accumulated amortization.

Since its acquisition by the Group on April 6, 2010, Red 5 has been substantially devoting its operating activities to fulfill its obligations under a game development and license agreement executed in 2006 and amended in 2009 between Red 5 and a third party game publisher to develop Firefall in exchange for cash consideration from the third party publisher. Prior to the acquisition, Red 5 received a total of US$24.7 million cash consideration as an advance recoupable against future royalties payable to Red 5. Red 5 retained the ownership of the game and granted the third party publisher an exclusive, non-transferable term license to market and distribute the game and host the game to customers in specified regions after Red 5 completes the game development. Red 5 continues to perform its obligations under the agreement post-acquisition, including the provision of post-contract customer support for the hosted version of the game to the third party publisher during the term of the license. The initial term of the agreement is from February 2006 through the fifth anniversary of the first commercial release of the initial game. Thereafter, the agreement can be renewed in two-year terms.

In September 2011, Red5 Korea, Red 5 Singapore and Red5 entered into a series of agreements with the third party game publisher. Pursuant to the agreement, Red 5 Singapore were substituted in full for the third party publisher as a party under the game development and license agreement between Red 5 and the third party game publisher, including the exclusive , non-transferable term license to market and distribute the game and host the game to customers in specified regions. Under the agreements, the Group paid US$10.0 million (RMB 60.5 million) and guaranteed an additional payment of US$12.7 million (RMB76.9 million) to the third party game publisher due within four years. In addition, the Group is subject to additional contingent payments to be calculated based on certain percentages of the proceeds received from future game licensing and royalties, if any. The total consideration paid, including the US$10 million (RMB60.5 million) and the guaranteed amount of US$12.7 million (RMB76.9 million), was recorded as acquired game license and the contingent payments will be recorded as cost of services when incurred. The amount payable which is expected to due on or before December 31, 2014 amounted to US$ 6.1 million (RMB37.0 million) was recorded in accounts payable under current liabilities. The remaining unpaid amount was recorded in long-term accounts payable.

The Group pledged the intellectual property in relation to the game to secure the guaranteed amount. Following this license acquisition, the previously recognized backlog of US$0.4 million in relation to the game development and license agreement acquired in Red 5 acquisition was reclassified to acquire game licenses as it was considered to be additional cost to acquire the game license paid in prior year.

Amortization expense related to intangible assets was RMB2.0 million, RMB10.7 million and RMB23.0 million (US$3.8 million) for the years ended December 31, 2011, 2012 and 2013, respectively. As of December 31, 2013, the estimated aggregate amortization expense from existing intangible assets for each of the five succeeding fiscal years is as follows:

	RMB	US$
		(Note 3)
2014	23,411,429	3,867,293
2015	22,527,730	3,721,316
2016	22,527,730	3,721,316
2017	22,527,730	3,721,316
2018	22,527,730	3,721,316

Total	113,522,349	18,752,557

The Group recorded impairment on intangible assets of nil, RMB0.6 million and RMB3.8 million (US$0.6 million) for acquired game licenses in 2011, 2012 and 2013, respectively, which was recorded in the impairment of equipment and intangible assets line item in the consolidated statements of operations and comprehensive loss, as detailed in note 15.